SHARE-BASED COMPENSATION - Share compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 320,010	$ 50,217	¥ 136,804	¥ 43,916
Cost of Revenues
SHARE-BASED COMPENSATION
Share-based compensation expense	13,713	2,152	15,251	1,884
Selling and Marketing Expense
SHARE-BASED COMPENSATION
Share-based compensation expense	2,545	399	38,247	354
General and Administrative Expense
SHARE-BASED COMPENSATION
Share-based compensation expense	292,947	45,970	82,672	40,501
Research and Development Expense
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 10,805	$ 1,696	¥ 634	¥ 1,177